Supplement to the
Fidelity® Discovery Fund
August 29, 2005
Prospectus

Shareholder Meeting. On or about November 16, 2005, a meeting of the shareholders of Fidelity Discovery Fund will be held to vote on various proposals. Shareholders of record on September 19, 2005 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-544-8544, to request a free copy of the proxy statement.

CII-05-01 September 19, 2005
1.482432.112

Supplement to the
Fidelity® Fifty
August 29, 2005
Prospectus

Shareholder Meeting. On or about November 16, 2005, a meeting of the shareholders of Fidelity Fifty will be held to vote on various proposals. Shareholders of record on September 19, 2005 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-544-8544, to request a free copy of the proxy statement.

FIF-05-01 September 19, 2005
1.463147.114

Supplement to the
Fidelity® Fund
August 29, 2005
Prospectus

Shareholder Meeting. On or about November 16, 2005, a meeting of the shareholders of Fidelity Fund will be held to vote on various proposals. Shareholders of record on September 19, 2005 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-544-8544, to request a free copy of the proxy statement.

FID-05-01 September 19, 2005
1.712065.110

Supplement to the
Fidelity® Growth & Income II Portfolio
August 29, 2005
Prospectus

Shareholder Meeting. On or about November 16, 2005, a meeting of the shareholders of Fidelity Growth & Income II Portfolio will be held to vote on various proposals. Shareholders of record on September 19, 2005 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-544-8544, to request a free copy of the proxy statement.

GII-05-02 September 19, 2005
1.734047.109